Software and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Software and Equipment	Software and Equipment
Software and equipment consist largely of capitalized software developed to support our mortgage insurance operations. Software and equipment, net of accumulated amortization and depreciation, as of December 31, 2023 and 2022, consists of the following:

	December 31, 2023	December 31, 2022
	(In Thousands)
Software	$91,363	$83,016
Equipment	11,409	10,731
Leasehold improvements	2,511	2,511
Subtotal	105,283	96,258
Accumulated amortization and depreciation	(75,031)	(64,328)
Software and equipment, net	$30,252	$31,930
Capitalized costs for software, equipment, and leasehold improvements during the years ended December 31, 2023, 2022 and 2021 were $9.9 million, $11.8 million and $13.6 million, respectively. Amortization and depreciation expense for software, equipment, and leasehold improvements for the years ended December 31, 2023, 2022 and 2021 were $11.5 million, $11.9 million and $11.2 million, respectively.